RELATED PARTY TRANSACTIONS - MILK (Details) - Related Party - Milk Makeup - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024
Related Party Transaction [Line Items]
Administrative expenses	$ 0.1	$ 0.3
Influencer fees		$ 0.1